                                     [LOGO]

                                       [LOGO]

                                     FORTIS
                                U.S. GOVERNMENT
                                SECURITIES FUND

                                 Annual Report
                                 July 31, 1995
                                     [LOGO]

FORTIS U.S. GOVERNMENT SECURITIES ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULE OF INVESTMENTS                                        4

STATEMENT OF ASSETS AND LIABILITIES                            6

STATEMENT OF OPERATIONS                                        7

STATEMENTS OF CHANGES IN NET ASSETS                            8

NOTES TO FINANCIAL STATEMENTS                                  9

FEDERAL INCOME TAX INFORMATION                                11

INDEPENDENT AUDITORS' REPORT                                  12

BOARD OF DIRECTORS AND OFFICERS                               13

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HIGHLIGHTS

FOR THE YEAR ENDED JULY 31, 1995:

                                            CLASS A*      CLASS B*       CLASS C*        CLASS E         CLASS H*
                                           ----------    ----------    ------------    ------------    ------------
NET ASSET VALUE PER SHARE:
 Beginning of year......................   $   8.63      $    8.63     $     8.63      $     9.03      $     8.63
 End of year............................   $   9.02      $    9.02     $     9.01      $     9.02      $     9.02

DISTRIBUTIONS PER SHARE:
 From net investment income.............   $   0.460     $    0.411    $     0.411     $     0.669     $     0.411

* Period from November 14, 1994 (commencement of operations) to July 31, 1995.

HOW TO USE THIS REPORT

For a quick overview of the funds' performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the funds' assets by sector.

The performance chart graphically compares the funds' total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses. Sales charges pay for your investment representative's advice.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

                          FORTIS U.S. GOVERNMENT SECURITIES FUND

                                [PHOTO]

"Thirty years ago, a 'diversified portfolio' meant a few blue chip stocks and some U.S. government bonds. That was a good strategy then. But the world has changed."

DEAR SHAREHOLDER,
We're pleased to present the Fortis U.S. Government Securities Fund annual report for the period ended July 31, 1995.

ECONOMIC REVIEW AND
INVESTMENT STRATEGIES

Over the past year, fixed income markets performed well. Even though short-term rates rose due to Federal Reserve tightening, longer-term rates declined about 1/2 of 1 percent. This rally in bond prices was caused by signs of an economic slowdown, combined with subdued inflation. In fact, the Federal Reserve confirmed the bond market's recognition of a slowdown by lowering short term rates in July.

The current pause may be the economic response to the doubling of short-term interest rates, which the Federal Reserve engineered during 1994. With the cost of money now moderately lower, we feel economic growth should continue through the balance of this year and into 1996. As long as productivity continues to rise and labor cost increases remain small, the expectation for inflation should remain in the current range of about 2.5 percent to 3 percent.

                PORTFOLIO COMPOSITION BY INDUSTRY AS OF 7/31/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Securities                                   44
FNMA's                                                   28.8
GNMA's                                                   11.5
FHLMC's                                                   9.1
Other Direct Federal Obligations                          5.4
Receivables/Cash Equivalents                              0.4
Other Government Agencies                                 0.8
                                                          100

TOP TEN HOLDINGS AS OF 7/31/95

                                                                   Percent of
Bonds                                                              net assets
-----------------------------------------------------------------------------
 1.  U.S. Treasury Bond (8.125%) 2021                                   7.9%
 2.  U.S. Treasury Note (9.00%) 1998                                    7.4%
 3.  U.S. Treasury Bond (6.75%) 2000                                    7.3%
 4.  U.S. Treasury Note (8.75%) 1997                                    5.5%
 5.  FHLB Note (7.31%) 2004                                             5.4%
 6.  U.S. Treasury Note (8.875%) 1998                                   4.5%
 7.  U.S. Treasury Note (8.25%) 1998                                    4.4%
 8.  GNMA (9.50%) 2019                                                  3.8%
 9.  FNMA Note (7.65%) 2005                                             3.7%
10.  FNMA (8.00%) 2024                                                  3.2%

PORTFOLIO REVIEW

Changes in this portfolio have been very modest over the past year. Average duration, which was nearly five years when the fiscal year began, was gradually reduced to slightly less than four years by the end of July. We have increased our investment position in mortgage-backed securities by about 5 percent during the past two months. Currently, there is a nearly 50/50 balance between government agency mortgage-backed securities and non-mortgage government debt securities. The shortening of the average duration earlier this year was based on the belief that rates had declined prematurely. This strategy proved correct as interest rates did increase in July and August. Recently, with rates up, we have extended maturities in the portfolio.

IN CLOSING

We appreciate your investment in the Fortis U.S. Government Securities Fund. If you have any questions, please call us or talk with your investment professional.

Sincerely,

/s/ DEAN C. KOPPERUD
Dean C. Kopperud
President

/s/ DENNIS M. OTT
Dennis M. Ott
Vice President

Dated: July 19, 1995

FORTIS U.S. GOVERNMENT SECURITIES FUND
CLASS A, B, C AND H TOTAL RETURNS

                                                     WITHOUT    WITH
                                                      SALES     SALES
                                                     CHARGE    CHARGE
Class A shares+                                      +10.07 %   +5.12 %

                                                     WITHOUT    WITH
                                                      CDSC     CDSC++
Class B shares+                                       +9.47 %   +5.87 %
Class C shares+                                       +9.35 %   +8.35 %
Class H shares+                                       +9.47 %   +5.87 %

Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, E and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A and E have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
 + Since November 14, 1994 -- Date shares were first offered to the public
++ Assumes redemption on July 31, 1995.

FORTIS U.S. GOVERNMENT SECURITIES FUND CLASS E SHARES

Value of $10,000 invested August 1, 1985

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FORTIS U.S. GOVERNMENT SECURITIES
               FUND
Average Annual Total Return
                                                       1 Year                     5 Year                    10 Year
Class E*                                               +2.86%                     +6.22%                     +8.26%
Class E**                                              +7.71%                     +7.20%                     +8.76%
                                        Lehman Bros. Interme-      U.S. Government Secu-
                                                        diate                     rities
                                               Gov't Index***               Fund Class E
08/01/85                                                10000                       9550
86                                                      11759                      11397
87                                                      12286                      12017
88                                                      13141                      12941
89                                                      14805                      14523
90                                                      15849                      15625
91                                                      17465                      17294
92                                                      19874                      19406
93                                                      21500                      21107
94                                                      21724                      20535
95                                                      23561                      22119

                        Annual period ended July 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government bonds with an average maturity of three to four years.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL FUNDS/PORTFOLIOS

Fortis Advantage Portfolios, Inc.
ASSET ALLOCATION PORTFOLIO
CAPITAL APPRECIATION PORTFOLIO
GOVERNMENT TOTAL RETURN PORTFOLIO
HIGH YIELD PORTFOLIO

Fortis Capital Fund

Fortis Fiduciary Fund, Inc.

Fortis Global Growth Portfolio

Fortis Growth Fund, Inc.

Fortis Money Fund

Fortis Tax-Free Portfolios, Inc.
MINNESOTA PORTFOLIO
NATIONAL PORTFOLIO
NEW YORK PORTFOLIO

Fortis U.S. Government
Securities Fund

FIXED AND VARIABLE ANNUITIES

Fortis Opportunity Fixed
  & Variable Annuity
Masters Variable Annuity
FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GROWTH STOCK
GLOBAL GROWTH
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Fortune Fixed Annuities
SINGLE PREMIUM ANNUITY
FLEXIBLE PREMIUM ANNUITY

Income Annuities
GUARANTEED FOR LIFE
GUARANTEED FOR A SPECIFIC PERIOD

LIFE AND DISABILITY

WALL STREET SERIES VUL 220 & VUL 500

FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GROWTH STOCK
GLOBAL GROWTH
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Adaptable Life
Universal Life
Disability

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FORTIS U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
July 31, 1995

U.S. GOVERNMENT SECURITIES-99.56%

--------------------------------------------------------------------------------
 Principal                                                      Market
  Amount                                        Cost (a)       Value (b)
-----------                                   -------------  -------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION-9.09%
             MORTGAGE BACKED SECURITIES:
$18,656,985  8.00% 2001-2002................  $  19,123,409  $  19,094,248
  5,933,756  9.00% 2022.....................      6,310,178      6,174,814
 10,546,129  9.50% 2016.....................     11,348,624     11,066,844
    426,504  10.50% 2015....................        458,626        463,690
    248,872  11.25% 2013....................        270,026        274,537
  1,044,017  11.50% 2015-2019...............      1,136,684      1,155,269
  1,265,083  11.75% 2010-2015...............      1,383,795      1,405,033
                                              -------------  -------------
                                                 40,031,342     39,634,435
                                              -------------  -------------
             REMICS:
  2,404,831  9.00% Trust #136-D PAC 2020....      2,416,855      2,459,467
    108,257  100.00% Trust #1364-L Interest
               only strip I/O-ette 2005
               (e)..........................        489,148      1,623,856
                                              -------------  -------------
                                                  2,906,003      4,083,323
                                              -------------  -------------
             TOTAL FEDERAL HOME LOAN
               MORTGAGE CORPORATION.........     42,937,345     43,717,758
                                              -------------  -------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION-28.80%
             MORTGAGE BACKED SECURITIES:
 15,000,000  7.00% 2025 (g).................     14,771,875     14,625,000
 21,227,505  7.50% 2022-2024................     21,085,186     21,161,169
 15,080,429  8.00% 2024.....................     14,434,798     15,311,340
 11,963,741  8.00% 2024-2025................     11,754,656     12,146,930
    226,337  9.00% 2020.....................        224,145        235,391
  2,315,203  9.75% 2020.....................      2,497,526      2,471,838
  1,882,841  10.00% 2020....................      2,054,062      2,045,236
  1,517,640  10.50% 2012-2018...............      1,612,790      1,663,238
    404,443  10.75% 2013....................        416,576        445,772
  4,561,957  11.00% 2015-2020...............      4,901,940      5,056,641
    588,197  11.25% 2013....................        617,607        654,002
    417,628  12.00% 2014-2016...............        444,651        469,179
    789,482  12.50% 2015....................        891,621        892,361
                                              -------------  -------------
                                                 75,707,433     77,178,097
                                              -------------  -------------
             NOTES:
 10,000,000  6.85% 2000 (f).................     10,000,000     10,014,870
  9,000,000  7.40% 2004 (f).................      9,476,700      9,404,775
 16,750,000  7.65% 2005 (f).................     16,879,211     17,850,106
 13,000,000  8.50% 2005 (f).................     13,453,900     13,911,833
                                              -------------  -------------
                                                 49,809,811     51,181,584
                                              -------------  -------------
             REMIC-PAC'S:
  3,161,624  7.50% Trust #1991-136G 2019....      3,278,703      3,174,046
  6,500,000  9.00% Trust #1991-39J 2021.....      6,638,125      6,846,899
    158,899  13.50% Trust #1989-98G 2017....        184,522        162,149
                                              -------------  -------------
                                                 10,101,350     10,183,094
                                              -------------  -------------
             TOTAL FEDERAL NATIONAL MORTGAGE
               ASSOCIATION..................    135,618,594    138,542,775
                                              -------------  -------------

 Principal                                                      Market
  Amount                                        Cost (a)       Value (b)
-----------                                   -------------  -------------

             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION-11.49%
             MORTGAGE BACKED SECURITIES:
$ 8,332,978  7.50% 2022.....................  $   8,348,603  $   8,319,954
 18,622,484  9.00% 2016-2022................     19,560,292     19,504,064
  7,721,670  9.50% 2017-2019................      8,136,895      8,194,622
 17,186,184  9.50% 2019.....................     17,865,576     18,045,494
  1,066,600  11.00% 2015-2018...............      1,149,150      1,167,927
     66,368  11.25% 2015....................         70,477         73,720
                                              -------------  -------------
                                                 55,130,993     55,305,781
                                              -------------  -------------
             OTHER DIRECT FEDERAL
             OBLIGATIONS-5.42%
             FEDERAL HOME LOAN BANK:
 25,150,000  7.31% 2004.....................     25,062,544     26,076,048
                                              -------------  -------------
             OTHER GOVERNMENT AGENCIES-0.80%
             RESOLUTION FUNDING CORPORATION:
 15,000,000  7.42% Zero Coupon Strip 2014
               (c)                                3,772,245      3,849,135
                                              -------------  -------------
             U.S. TREASURY SECURITIES-43.96%
             BOND:
 33,500,000  8.125% 2021 (f)................     35,000,234     38,190,000
                                              -------------  -------------
             NOTES:
 34,500,000  6.75% 2000 (f).................     35,346,875     35,254,688
  4,400,000  7.25% 1996 (f).................      4,424,063      4,466,000
 15,000,000  7.875% 1996 (f)................     15,189,844     15,173,415
 20,000,000  8.25% 1998 (f).................     22,813,281     21,181,220
 25,000,000  8.75% 1997 (f).................     27,978,516     26,429,650
 20,000,000  8.875% 1998 (f)................     21,665,625     21,643,720
 33,000,000  9.00% 1998 (f).................     35,873,438     35,485,263
 13,350,000  9.375% 1996 (f)................     14,317,977     13,683,750
                                              -------------  -------------
                                                177,609,619    173,317,706
                                              -------------  -------------
             TOTAL U.S. TREASURY
               SECURITIES...................    212,609,853    211,507,706
                                              -------------  -------------
             TOTAL U.S. GOVERNMENT
               SECURITIES...................  $ 475,131,574  $ 478,999,203
                                              -------------  -------------
                                              -------------  -------------

SHORT-TERM INVESTMENTS-0.10%

--------------------------------------------------------------------------------
Principal                                                       Market
 Amount                                                        Value (b)
---------                                                    -------------
           MASTER NOTE:
$ 505,350  Federated Treasury Obligation Fund, Current
             rate -- 5.70%.................................  $     505,350
                                                             -------------
           TOTAL INVESTMENTS IN SECURITIES
               (COST: $475,636,924) (A)....................  $ 479,504,553
                                                             -------------
                                                             -------------

 (a) At July 31, 1995, the cost of securities for federal income tax purposes was $476,309,686 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation...........................   $  8,872,246
     Unrealized depreciation...........................     (5,677,379)
     -----------------------------------------------------------------
     Net unrealized appreciation.......................   $  3,194,867
     -----------------------------------------------------------------

 (b) See Note A of accompanying Notes to Financial Statements regarding valuation of securities
 (c) The interest rate disclosed for these securities represents the original issue discount yields on the date of acquisition.
 (d) Note:Percentage of investments as shown is the ratio of the total market value to total net assets.
 (e) The interest rate disclosed for the interest only strip represents the effective yield at July 31, 1995 based upon the estimated timing and amount of future cash flows. This investment has been identified by portfolio management as an illiquid security. The aggregate value of this security at July 31, 1995 is $1,623,856 which represents .34% of total net assets.
 (f) Security is fully or partially on loan at July 31, 1995. See Note A of accompanying Notes to Financial Statements.
 (g) The cost of securities purchased on a when-issued basis at July 31, 1995 is $14,771,875.

Fortis U.S. Government Securities Fund

Statement of Assets and Liabilities

July 31, 1995

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, as detailed in the accompanying schedule, at market (cost $475,636,924) (Note A)....  $ 479,504,553
  Collateral for securities lending transactions (Note A)........................................................    252,179,800
  Receivables:
    Investment securities sold...................................................................................     10,866,864
    Interest and dividends.......................................................................................      6,767,642
    Subscriptions of capital stock...............................................................................        105,824
  Deferred registration costs (Note A)...........................................................................         43,544
                                                                                                                   -------------
TOTAL ASSETS.....................................................................................................    749,468,227
                                                                                                                   -------------
LIABILITIES
  Cash portion of dividends payable..............................................................................        924,673
  Payable upon return of securities loaned (Note A)..............................................................    252,179,800
  Payable for investment securities purchased....................................................................     14,771,875
  Redemptions of capital stock...................................................................................        129,849
  Payable for investment advisory and management fees............................................................        293,744
  Payable for distribution fees..................................................................................            745
  Accounts payable and accrued expenses..........................................................................         30,751
                                                                                                                   -------------
TOTAL LIABILITIES................................................................................................    268,331,437
                                                                                                                   -------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per share - authorized 10,000,000,000 shares.....................    537,043,809
  Unrealized appreciation of investments.........................................................................      3,867,629
  Excess of distributions over net investment income.............................................................        (17,686)
  Accumulated net realized loss from sale of investments.........................................................    (59,756,962)
                                                                                                                   -------------
TOTAL NET ASSETS.................................................................................................  $ 481,136,790
                                                                                                                   -------------
                                                                                                                   -------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of $4,908,726 and 544,097 shares outstanding)..............................          $9.02
                                                                                                                   -------------
  Class B shares (based on net assets of $482,701 and 53,530 shares outstanding).................................          $9.02
                                                                                                                   -------------
  Class C shares (based on net assets of $326,166 and 36,194 shares outstanding).................................          $9.01
                                                                                                                   -------------
  Class E shares (based on net assets of $470,596,689 and 52,149,917 shares outstanding).........................          $9.02
                                                                                                                   -------------
  Class H shares (based on net assets of $4,822,508 and 534,676 shares outstanding)..............................          $9.02
                                                                                                                   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS U.S. GOVERNMENT SECURITIES FUND

Statement of Operations

For the Year Ended July 31, 1995

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Income
    Interest income..............................................................................................  $41,392,499
    Fee income (Note A)..........................................................................................      321,417
                                                                                                                   ------------
  Total Income...................................................................................................   41,713,916
                                                                                                                   ------------
  Expenses:
    Investment advisory and management fees (Note B).............................................................    3,576,719
    Distribution fees (Class A) (Note B).........................................................................        4,306
    Distribution fees (Class B) (Note B).........................................................................        1,773
    Distribution fees (Class C) (Note B).........................................................................        1,062
    Distribution fees (Class H) (Note B).........................................................................       16,010
    Legal and auditing fees (Note B).............................................................................       72,056
    Custodian fees...............................................................................................       62,744
    Shareholders' notices and reports............................................................................      112,706
    Registration fees............................................................................................       67,862
    Directors' fees and expenses.................................................................................       46,526
    Other........................................................................................................       46,734
                                                                                                                   ------------
  Total Expenses.................................................................................................    4,008,498
  Less reimbursable expenses (Note B)............................................................................      (84,896 )
                                                                                                                   ------------
  Net Expenses...................................................................................................    3,923,602
                                                                                                                   ------------
NET INVESTMENT INCOME............................................................................................   37,790,314
                                                                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A):
  Net realized loss from security transactions...................................................................  (33,680,898 )
  Net change in unrealized appreciation (depreciation) of investments in securities..............................   31,855,826
                                                                                                                   ------------
NET LOSS ON INVESTMENTS..........................................................................................   (1,825,072 )
                                                                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................  $35,965,242
                                                                                                                   ------------
                                                                                                                   ------------

FORTIS U.S. GOVERNMENT SECURITIES FUND

Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                                                                                  FOR THE
                                                                                                                YEAR ENDED
                                                                                                               JULY 31, 1995
                                                                                                              ---------------
OPERATIONS
  Net investment income.....................................................................................  $    37,790,314
  Net realized loss from security transactions..............................................................      (33,680,898)
  Net change in unrealized appreciation (depreciation) of investments.......................................       31,855,826
                                                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................................       35,965,242
                                                                                                              ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................................................................         (123,171)
    Class B.................................................................................................          (11,070)
    Class C.................................................................................................           (6,511)
    Class E.................................................................................................      (37,768,650)
    Class H.................................................................................................         (101,319)
  Excess distributions of net realized gains
    Class E.................................................................................................          (56,382)
                                                                                                              ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................................      (38,067,103)
                                                                                                              ---------------
CAPITAL STOCK TRANSACTIONS (NOTE B):
  Proceeds from sale of shares
    Class A (656,757 shares)................................................................................        5,829,103
    Class B (55,065 shares).................................................................................          487,212
    Class C (36,045 shares).................................................................................          318,057
    Class E (3,223,444 and 5,018,611 shares)................................................................       28,470,321
    Class H (588,648 shares)................................................................................        5,220,767
  Proceeds from shares issued as a result of reinvested dividends
    Class A (10,355 shares).................................................................................           92,733
    Class B (701 shares)....................................................................................            6,291
    Class C (507 shares)....................................................................................            4,548
    Class E (2,842,973 and 1,871,208 shares)................................................................       25,132,842
    Class H (8,959 shares)..................................................................................           80,178
  Less cost of repurchase of shares
    Class A (123,015 shares)................................................................................       (1,099,885)
    Class B (2,236 shares)..................................................................................          (20,025)
    Class C (358 shares)....................................................................................           (3,216)
    Class E (15,398,667 and 10,418,385 shares)..............................................................     (135,996,432)
    Class H (62,931 shares).................................................................................         (558,515)
                                                                                                              ---------------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........................................................      (72,036,021)
                                                                                                              ---------------
TOTAL DECREASE IN NET ASSETS................................................................................      (74,137,882)
NET ASSETS:
  Beginning of period.......................................................................................      555,274,672
                                                                                                              ---------------
  End of period (includes undistributed (excess of distributions over) net investment income of ($17,686)
    and $202,721, respectively).............................................................................  $   481,136,790
                                                                                                              ---------------
                                                                                                              ---------------


                                                                                                                 FOR THE

                                                                                                               SEVEN-MONTH

                                                                                                               PERIOD ENDED

                                                                                                              JULY 31, 1994

                                                                                                                 (NOTE C)

                                                                                                              --------------

OPERATIONS
  Net investment income.....................................................................................  $   26,704,011

  Net realized loss from security transactions..............................................................     (25,969,017)

  Net change in unrealized appreciation (depreciation) of investments.......................................     (28,114,831)

                                                                                                              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................................     (27,379,837)

                                                                                                              --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................................................................              --

    Class B.................................................................................................              --

    Class C.................................................................................................              --

    Class E.................................................................................................     (26,606,994)

    Class H.................................................................................................              --

  Excess distributions of net realized gains
    Class E.................................................................................................              --

                                                                                                              --------------

TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................................     (26,606,994)

                                                                                                              --------------

CAPITAL STOCK TRANSACTIONS (NOTE B):
  Proceeds from sale of shares
    Class A (656,757 shares)................................................................................              --

    Class B (55,065 shares).................................................................................              --

    Class C (36,045 shares).................................................................................              --

    Class E (3,223,444 and 5,018,611 shares)................................................................      47,438,736

    Class H (588,648 shares)................................................................................              --

  Proceeds from shares issued as a result of reinvested dividends
    Class A (10,355 shares).................................................................................              --

    Class B (701 shares)....................................................................................              --

    Class C (507 shares)....................................................................................              --

    Class E (2,842,973 and 1,871,208 shares)................................................................      17,392,603

    Class H (8,959 shares)..................................................................................              --

  Less cost of repurchase of shares
    Class A (123,015 shares)................................................................................              --

    Class B (2,236 shares)..................................................................................              --

    Class C (358 shares)....................................................................................              --

    Class E (15,398,667 and 10,418,385 shares)..............................................................     (97,546,638)

    Class H (62,931 shares).................................................................................              --

                                                                                                              --------------

NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........................................................     (32,715,299)

                                                                                                              --------------

TOTAL DECREASE IN NET ASSETS................................................................................     (86,702,130)

NET ASSETS:
  Beginning of period.......................................................................................     641,976,802

                                                                                                              --------------

  End of period (includes undistributed (excess of distributions over) net investment income of ($17,686)
    and $202,721, respectively).............................................................................  $  555,274,672

                                                                                                              --------------

                                                                                                              --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS U.S. GOVERNMENT SECURITIES FUND

Notes to Financial Statements

--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The fund is a diversified series of Fortis Income Portfolios, Inc., an open-end management investment company. The primary investment objective of the fund is a high level of current income consistent with prudent investment risk. This objective is sought principally by investment in debt securities issued, guaranteed, insured or collateralized by the U.S. Government, its agencies, or its instrumentalities. The Articles of Incorporation of Fortis Income Portfolio permit the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C, Class E and Class H shares. Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

  SECURITY VALUATION: Long-term debt securities are valued at current market prices on the basis of valuations furnished by an independent pricing service. Short-term investments with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. At July 31, 1995, the fund had entered into outstanding when-issued or forward commitments of $14,771,875.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, except for original issue discount, the fund does not amortize long-term bond premium and discount.

   For the fiscal year ended July 31, 1995, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $375,090,148 and $423,132,157, respectively.

  LENDING OF PORTFOLIO SECURITIES: At July 31, 1995, securities valued at $242,279,288 were on loan to brokers from the Fund. For collateral, the Fund's custodian received $252,179,800 in cash which is maintained in a separate account and invested by the custodian in short term investment vehicles. Fee income from securities lending amounted to $321,417 for the fiscal year ended July 31, 1995. The risks to the Fund in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

  DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

  FEDERAL TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net investment income and net realized gains differ for financial statement and tax purposes primarily because of the recognition of market discount as ordinary income and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of certain current year permanent book-to-tax differences is reflected as excess distributions of net realized gains in the statements of changes in net assets.

   For federal income tax purposes the fund had a capital loss carryover of $59,084,201 at July 31, 1995, which, if not offset by subsequent capital gains, will expire in 2002 through 2004. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

  INCOME AND CAPITAL GAINS DISTRIBUTIONS: Distributions from net investment income are declared daily and paid monthly. The fund will generally make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the fund at net asset value without any charge to the shareholder or payable in cash.

B. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .8% of the first $50 million of average daily net assets and .7% of net assets in excess of $50 million. In addition, effective June 1, 1993, if fees and other operating expenses (excluding interest expense, taxes, brokerage fees and commmissions) exceed .77% of the average daily net assets, for the two-year period commencing June 1, 1993, such excess will be reimbursed by Fortis Advisers, Inc. During the ten-month period ended May 31, 1995, Advisers waived $84,896 of its advisory fee in accordance with these limits.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) aggregating $160,575 for Class A, $289 for Class B, $4 for Class C, $2,477 for Class H, and $639,641 for Class E for the year ended July 31, 1995.

   Legal fees and expenses aggregating $47,156 for the fiscal year ended July 31, 1995, were paid to a law firm of which the secretary of the fund is a partner.

FORTIS U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

C. CHANGE IN ACCOUNTING PERIOD: Effective July 31, 1994, Fortis U.S. Government Securities Fund changed its Fiscal accounting and tax year-end to July 31 (previously December 31).

D. At the special shareholders' meeting of August 23, 1994, the Amended and Restated Articles of Incorporation were approved which allows the Fund to issue multiple class shares effective November 14, 1994.

--------------------------------------------------------------------------------

E. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                             Class E
                                                    ----------------------------------------------------------
                                                     Year Ended July 31,          Year Ended December 31,
                                                    ----------------------   ---------------------------------
                                                       1995       1994**       1993        1992        1991
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $  9.03      $    9.87   $    9.86   $   10.16   $    9.76
                                                    ----------   ---------   ---------   ---------   ---------
Operations:
  Investment income-net...........................      .67            .42         .75         .84         .88
  Net realized and unrealized gains (losses) on
    investments...................................     (.01)          (.84)        .05        (.30)        .41
                                                    ----------   ---------   ---------   ---------   ---------
Total from operations.............................      .66           (.42)        .80         .54        1.29
                                                    ----------   ---------   ---------   ---------   ---------
Distribution to shareholders:
  From investment income-net......................     (.67)          (.42)       (.75)       (.84)       (.89)
  From realized gains.............................       --             --        (.04)         --          --
                                                    ----------   ---------   ---------   ---------   ---------
Total distributions to shareholders...............     (.67)          (.42)       (.79)       (.84)       (.89)
                                                    ----------   ---------   ---------   ---------   ---------
Net asset value, end of period....................  $  9.02      $    9.03   $    9.87   $    9.86   $   10.16
                                                    ----------   ---------   ---------   ---------   ---------
Total Return@.....................................     7.71%         (4.29%)      8.31%       5.60%      13.90%
Net assets end of period (000s omitted)...........  $470,597     $ 555,275   $ 641,977   $ 587,996   $ 452,222
Ratio of expenses to average daily net assets.....      .77%           .77%*       .76%        .72%        .72%
Ratio of net investment income to average daily
 net assets.......................................     7.51%          7.72%*      7.43%       8.48%       8.88%
Portfolio turnover rate...........................       76%            85%        157%        128%         95%
@These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
 *Annualized.
**For the seven-month period ended July 31, 1994.

                                                     Class A     Class B     Class C     Class H
                                                      1995+       1995+       1995+       1995+
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $  8.63     $  8.63     $  8.63     $  8.63
                                                    ---------   ---------   ---------   ---------
Operations:
  Investment income-net...........................      .46         .41         .41         .41
  Net realized and unrealized gains (losses) on
    investments...................................      .39         .39         .38         .39
                                                    ---------   ---------   ---------   ---------
Total from operations.............................      .85         .80         .79         .80
                                                    ---------   ---------   ---------   ---------
Distribution to shareholders:
  From investment income-net......................     (.46)       (.41)       (.41)       (.41)
  From realized gains.............................       --          --          --          --
                                                    ---------   ---------   ---------   ---------
Total distributions to shareholders...............     (.46)       (.41)       (.41)       (.41)
                                                    ---------   ---------   ---------   ---------
Net asset value, end of period....................  $  9.02     $  9.02     $  9.01     $  9.02
                                                    ---------   ---------   ---------   ---------
Total Return@.....................................    10.07%       9.47%       9.35%       9.47%
Net assets end of period (000s omitted)...........  $ 4,909     $   483     $   326     $ 4,823
Ratio of expenses to average daily net assets.....     1.02%*      1.77%*      1.77%*      1.77%*
Ratio of net investment income to average daily
 net assets.......................................     7.01%*      6.24%*      6.24%*      6.24%*
Portfolio turnover rate...........................       76%**       76%**       76%**       76%**
@These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
 *Annualized.
**For the year ended July 31, 1995. Portfolio turnover computed at fund level.
 +For the period from November 14, 1994 (commencement of operations) to July 31, 1995.

FEDERAL INCOME TAX INFORMATION:

For the fiscal year ended July 31, 1995:

--------------------------------------------------------------------------------

INCOME DISTRIBUTIONS -- taxable as income, 0% qualifying for deduction by corporations. Distributions from net investment income were paid monthly through July, 1995, see totals below. Under certain state laws, dividends paid by a regulated investment company, which are derived from interest on federal obligations, may not be taxable to residents of that state. Please consult your tax advisor for the reporting of these amounts. The source of dividends paid by the fund through July, 1995, was as follows:

Direct Federal Obligations:
  U.S. Treasury................................................       3.47%
  Other........................................................       4.57
                                                                 ---------
    Total Direct Federal Obligations...........................       8.04
      Other Securities.........................................      91.96
                                                                 ---------
                                                                    100.00%
                                                                 ---------

   Detailed below are the per share distributions made for the fiscal year ended July 31, 1995.

                              Fortis U.S. Government Securities
                        ---------------------------------------------
                                          Per Share
                        ---------------------------------------------
Payable Date              Class E     Class A*     Class B, C and H*
---------------------------------------------------------------------
August 31, 1994.......   $   0.057    $  N/A           $  N/A
September 30, 1994....       0.057       N/A              N/A
October 31, 1994......       0.057       N/A              N/A
November 30, 1994.....       0.056        0.034            0.030
December 30, 1994.....       0.056        0.054            0.048
January 31, 1995......       0.056        0.054            0.048
February 28, 1995.....       0.056        0.054            0.048
March 31, 1995........       0.056        0.054            0.048
April 28, 1995........       0.056        0.054            0.048
May 31, 1995..........       0.054        0.052            0.047
June 30, 1995.........       0.054        0.052            0.047
July 31, 1995.........       0.054        0.052            0.047
                        -----------  -----------         -------
                         $   0.669    $   0.460        $   0.411
                        -----------  -----------         -------
*Period from November 14, 1994 (Date shares were first offered to the public) to July 31, 1995.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Income Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Fortis U.S. Government Securities Fund (a fund within Fortis Income Portfolios, Inc.) as of July 31, 1995 and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended July 31, 1995 and the seven-month period ended July 31, 1994 and the financial highlights for the year ended July 31, 1995, the seven-month period ended July 31, 1994 and each of the years in the three-year period ended December 31, 1993. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Fortis U.S. Government Securities Fund at July 31, 1995, and the results of its operations for the year then ended, the changes in its net assets for the year ended July 31, 1995 and the seven-month period ended July 31, 1994 and the financial highlights for the year ended July 31, 1995, the seven-month period ended July 31, 1994 and each of the years in the three-year period ended December 31, 1993, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
September 8, 1995

DIRECTORS                                                                                          OFFICERS


RICHARD W. CUTTING               DEAN C. KOPPERUD                 THOMAS R. PELLETT                DEAN C. KOPPERUD
CPA and Financial                President and Director           Prior to January, 1991,          President and Director
  Consultant                     Fortis Advisers, Inc.              Senior Vice                    STEPHEN M. POLING
ALLEN R. FREEDMAN                Fortis Investors, Inc.             President-Administration       Vice President
Chairman and Chief               Senior Vice President and          and Corporate Affairs          DENNIS M. OTT
  Executive Officer                Director of Fortis Benefits      and Director                   Vice President
Fortis, Inc.;                      Insurance Company              Pet, Inc.                        JAMES S. BYRD
Managing Director of             Senior Vice President of         ROBB L. PRINCE                   Vice President
Fortis International, N.V.         Time Insurance                 Prior to July, 1995              ROBERT C. LINDBERG
DR. ROBERT M. GAVIN                Company                          Vice President and             Vice President
President                        EDWARD M. MAHONEY                  Treasurer                      KEITH R. THOMSON
Macalester College               Prior to January, 1995,          Jostens, Inc.                    Vice President
BENJAMIN S. JAFFRAY                Chairman and Chief             LEONARD J. SANTOW                ROBERT W. BELTZ, JR.
Chairman                           Executive Officer              Principal                        Vice President
Sheffield Group, Ltd.            Fortis Advisers, Inc.            Griggs & Santow, Inc.            THOMAS D. GUALDONI
JEAN L. KING                     Fortis Investors, Inc.           JOSEPH M. WIKLER                 Vice President
President                                                         Investment Consultant and        LARRY A. MEDIN
Communi-King                                                        Private Investor               Vice President
                                                                  Prior to January, 1994,          JON H. NICHOLSON
                                                                    Director of Research,          Vice President
                                                                    Chief Investment Officer,      JOHN W. NORTON
                                                                    Principal, and Director        Vice President
                                                                    The Rothschild Co.             DAVID A. PETERSON
                                                                                                   Vice President
                                                                                                   MICHAEL J. RADMER
                                                                                                   Secretary
                                                                                                   TAMARA L. FAGELY
                                                                                                   Treasurer
                                                                                                   DAVID G. CARROLL
                                                                                                   2nd Vice President
                                                                                                   CHRIS J. NEUHARTH
                                                                                                   2nd Vice President
INVESTMENT MANAGER,              CUSTODIAN
  REGISTRAR AND                  First Bank
  TRANSFER AGENT                   National Association
Fortis Advisers, Inc.            Minneapolis, Minnesota
Box 64284                        GENERAL COUNSEL
St. Paul, Minnesota 55164        Dorsey & Whitney P.L.L.P.
PRINCIPAL UNDERWRITER            Minneapolis, Minnesota
Fortis Investors, Inc.           INDEPENDENT AUDITORS
Box 64284                        KPMG Peat Marwick LLP
St. Paul, Minnesota 55164        Minneapolis, Minnesota

THE USE OF THIS MATERIAL IS AUTHORIZED ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FORTIS FINANCIAL GROUP         Fortis Financial Group (FFG) is a premier              With more than $5 billion in assets under
                           provider of insurance and investment portfolios        management, FFG is part of Fortis, a $100 billion
                           whose fund manager, Fortis Advisers, Inc. has          worldwide financial services and insurance
                           established a nationwide reputation for money          organization represented in 11 countries.
                           management. Through Fortis Investors, Inc., FFG            Like the Fortis name, which comes
                           offers mutual funds, annuities and variable            from the Latin for steadfast, our focus is on the
                           universal life insurance. Life and disability          long-term in all we do: the relationships we
                           products are issued and underwritten by Time           build, the performance we seek, the service we
                           Insurance Company and Fortis Benefits Insurance        provide and the products we offer.
                           Company.

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                                   US Postage
P.O. Box 64284
                                      PAID
St. Paul, MN 55164
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                                Minneapolis, MN
                               ------------------

FORTIS U.S. GOVERNMENT
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